SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of ASU 2020-06 (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				3 Months Ended								12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of operations impacts for the year
Interest expense	$ 130,624	$ 111,008	$ 81,454									$ 130,624	$ 111,008	$ 81,454
Income tax provision	43,273	15,080	14,472									43,273	15,080	14,472
Net earnings from continuing operations	$ 587,679	$ 517,340	$ 461,053	$ 148,635	$ 140,113	$ 141,397	$ 157,534	$ 128,150	$ 145,039	$ 123,876	$ 120,275	$ 587,679	$ 517,340	$ 461,053
Net earnings per share from continuing operations:
Basic (USD per share)	$ 2.36	$ 2.28	$ 2.09	$ 0.56	$ 0.54	$ 0.61	$ 0.69	$ 0.56	$ 0.64	$ 0.54	$ 0.53	$ 2.36	$ 2.28	$ 2.09
Diluted (USD per share)	$ 2.09	$ 1.95	$ 1.74	$ 0.50	$ 0.47	$ 0.54	$ 0.61	$ 0.48	$ 0.55	$ 0.47	$ 0.45	$ 2.09	$ 1.95	$ 1.74
Weighted average dilutive shares outstanding (shares)	256,020	201,782	203,774									256,020	201,782	203,774
Balance sheet impacts
Non-current deferred tax asset	$ 293,487	$ 272,368		$ 293,487				$ 272,368				$ 293,487	$ 272,368
Long-term debt, net	3,840,930	3,240,016		3,840,930				3,240,016				3,840,930	3,240,016
Additional paid-in capital	7,089,007	11,378,160
Retained deficit	(8,422,237)	1,725,046		(8,422,237)				1,725,046				(8,422,237)	1,725,046
Adjustment from adoption of ASU				(1,413,375)				3,627,800				(1,413,375)	3,627,800	$ 3,510,709	$ 2,895,782
Additional Paid-in Capital
Balance sheet impacts
Adjustment from adoption of ASU				7,089,007				11,378,160				7,089,007	11,378,160	11,968,881	12,111,496
Retained Earnings
Balance sheet impacts
Adjustment from adoption of ASU				(8,422,237)				1,725,046				(8,422,237)	1,725,046	1,271,208	597,503
Cumulative Effect, Period of Adoption, Adjustment
Balance sheet impacts
Adjustment from adoption of ASU															40,205
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Balance sheet impacts
Adjustment from adoption of ASU															36,795
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment | Additional Paid-in Capital
Balance sheet impacts
Adjustment from adoption of ASU															53,500
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Balance sheet impacts
Adjustment from adoption of ASU															$ 2,500
Previously Reported
Statement of operations impacts for the year
Interest expense												174,791	140,570	94,568
Income tax provision												32,874	8,225	11,307
Net earnings from continuing operations												$ 553,911	$ 494,633	$ 451,104
Net earnings per share from continuing operations:
Basic (USD per share)												$ 2.21	$ 2.15	$ 2.03
Diluted (USD per share)												$ 2.00	$ 1.88	$ 1.73
Weighted average dilutive shares outstanding (shares)												242,464	194,349	197,110
Balance sheet impacts
Non-current deferred tax asset				224,013				192,496				$ 224,013	$ 192,496
Long-term debt, net				3,534,706				2,889,626				3,534,706	2,889,626
Additional paid-in capital				7,394,646				11,683,799				7,394,646	11,683,799
Retained deficit				$ (8,491,126)				$ 1,689,925				$ (8,491,126)	$ 1,689,925
Revision of Prior Period, Accounting Standards Update, Adjustment | Accounting Standards Update 2020-06
Statement of operations impacts for the year
Interest expense	(44,167)	(29,562)	$ (13,114)
Income tax provision	10,399	6,855	3,165
Net earnings from continuing operations	$ 33,768	$ 22,707	$ 9,949
Net earnings per share from continuing operations:
Basic (USD per share)	$ 0.15	$ 0.13	$ 0.06
Diluted (USD per share)	$ 0.09	$ 0.07	$ 0.01
Weighted average dilutive shares outstanding (shares)	13,556	7,433	6,664
Balance sheet impacts
Non-current deferred tax asset	$ 69,474	$ 79,872
Long-term debt, net	306,224	350,390
Additional paid-in capital	(305,639)	(305,639)
Retained deficit	$ 68,889	$ 35,121